Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present our financial assets and liabilities that we measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2025 and 2024:

	December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$12,247	$—	$12,247	$—
Investments, at fair value	49,218	12,996	—	36,222

Liabilities
Derivative liabilities	$72,727	$—	$72,727	$—

	December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets
Derivative assets	$81,770	$—	$81,770	$—
Investments, at fair value	75,496	75,496	—	—

Liabilities
Derivative liabilities	$15,440	$—	$15,440	$—

Schedule of Fair Value Measurement Inputs and Valuation Techniques
For flight equipment that we measured at fair value on a non-recurring basis, as a result of aircraft that were impaired, during the year ended December 31, 2025, the following table presents the fair value of such flight equipment that were impaired as of the measurement date, the valuation technique and the related unobservable inputs:

	Fair value	Valuation technique	Unobservable input	Weighted average
Flight equipment	$329,008	Income approach	Discount rate	7.5%
			Non-contractual cash flows as a % of total cash flows	84%

Schedule of Fair Value, by Balance Sheet Grouping	The carrying amounts and fair values of our most significant financial instruments as of December 31, 2025 and 2024 were as follows:

	December 31, 2025
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,379,180		$1,379,180	$1,379,180	$—	$—
Restricted cash	100,564		100,564	100,564	—	—
Loans receivable	513,689		544,440	—	—	544,440
Notes receivable	86,846		79,637	—	—	79,637
Derivative assets	12,247		12,247	—	12,247	—
Investments, at fair value	49,218		49,218	12,996	—	36,222
	$2,141,744		$2,165,286	$1,492,740	$12,247	$660,299
Liabilities
Debt	$43,806,304	(a)	$43,045,384	$—	$43,045,384	$—
Derivative liabilities	72,727		72,727	—	72,727	—
	$43,879,031		$43,118,111	$—	$43,118,111	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.

	December 31, 2024
	Carrying value		Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$1,209,226		$1,209,226	$1,209,226	$—	$—
Restricted cash	192,356		192,356	192,356	—	—
Loans receivable	595,640		625,191	—	—	625,191
Notes receivable	401,989		401,989	—	—	401,989
Derivative assets	81,770		81,770	—	81,770	—
Investments, at fair value	75,496		75,496	75,496	—	—
	$2,556,477		$2,586,028	$1,477,078	$81,770	$1,027,180
Liabilities
Debt	$45,537,495	(a)	$43,770,740	$—	$43,770,740	$—
Derivative liabilities	15,440		15,440	—	15,440	—
	$45,552,935		$43,786,180	$—	$43,786,180	$—

(a)Excludes debt issuance costs, debt discounts and debt premium.